Nature of Operations	9 Months Ended
May 31, 2022
Nature Of Operations
Nature of Operations

1.	Nature of Operations

The Company was originally incorporated under the corporate name “424547 Alberta Ltd.” in the Province of Alberta on July 5, 1990, under the Business Corporations Act (Alberta). The name of the Company was changed to TRX Gold Corporation on May 27, 2022 (“TRX Gold”, “Group” or the “Company”). The address of the Company’s registered office is 400 3rd Avenue SW, Suite 3700, Calgary, Alberta, T2P 4H2, Canada. The address of the Company’s principal place of business is 150 King Street West, Suite 200, Toronto, Ontario, M5H 1J9. The Company’s principal business activity is the exploration, development and production of mineral property interests. The Company’s mineral properties are located in United Republic of Tanzania (“Tanzania”).

The Company’s common shares are listed on the Toronto Stock Exchange in Canada and New York Stock Exchange American in the United States of America.